Schedule of actuarial assumptions used for estimating defined benefit obligations (Details)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Discount rate			7.19%
Actuarial assumption of expected rates of salary increases		5.00%	5.00%
Retirement age (years)			65 years
Mortality table	[1]		IALM
Upto 30 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate			30.00%
From 31 to 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		2.00%	29.00%
Above 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate			23.00%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Discount rate		6.54%
Average expected future working life (years)		3 years 2 months 15 days	3 years 5 months 15 days
Retirement age (years)		60 years
Bottom of range [member] | Upto 30 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		2.00%
Bottom of range [member] | Above 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		2.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Discount rate		6.85%
Average expected future working life (years)		16 years 1 month 2 days	3 years 7 months 17 days
Retirement age (years)		65 years
Top of range [member] | Upto 30 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		27.00%
Top of range [member] | From 31 to 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		31.00%
Top of range [member] | Above 44 Years [Member]
Disclosure of detailed information about borrowings [line items]
Withdrawal rate		31.00%

[1]	Indian Assured Lives Mortality (2012-14) Ultimate represents published mortality table used for mortality assumption.